Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions
Schedule of other provisions

				Release of
	As of			surplus	As of
(amounts in thousands of euros)	01/01/2021	Additions	Reversals	provisions	12/31/2021
Provisions for litigation (1)	—	1,508	(1,508)	—	—
Provisions for risks	2	—	(2)	—	—
Total provisions	2	1,508	(1,510)	—	—

				Release of
	As of			surplus	As of
(amounts in thousands of euros)	12/31/2021	Additions	Reversals	provisions	12/31/2022
Provisions for litigation (2)	—	75		—	75
Provisions for risks	—	—	—	—	—
Total provisions	—	75		—	75
(1)	During the year 2021, the Company recorded a provision of €1,508 thousand for the fine for non-performance and penalties following the judgment rendered on July 16, 2021 by the judge of the Paris Court of Justice in charge of overseeing the execution of judgments related to the Negma litigation. This amount has been paid in 2021.
(2)	As of December 31, 2022, the Company adopted a provision of €75,000 under article 700 of the code of civil procedure in the context of the litigation between it and the company Negma.